FINANCIAL INSTRUMENTS - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	£ 435,627	£ 430,829
Total financial assets at fair value through profit or loss	1,371	1,798
Debt securities:
Net carrying amount	7,331	4,562
Total financial assets at fair value through other comprehensive income	22,846	27,786
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Loans and advances to customers	1,132	1,559
Equity shares	239	239
Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss
Equity shares	1	1
Debt securities:
Government securities	11,196	14,599
Corporate and other debt securities	11,511	13,131
Net carrying amount	22,845	27,785
Total financial assets at fair value through other comprehensive income	22,846	27,786
Level 1 £m
Debt securities:
Net carrying amount	167	0
Level 2 £m
Debt securities:
Net carrying amount	7,167	4,615
Level 3 £m
Debt securities:
Net carrying amount	0	0
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
Debt securities:
Total financial assets carried at fair value, excluding derivatives	24,217	29,584
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Loans and advances to customers	1,132	1,559
Equity shares	239	239
Total financial assets at fair value through profit or loss	1,371	1,798
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss
Equity shares	1	1
Debt securities:
Government securities	11,196	14,599
Asset-backed securities	138	55
Corporate and other debt securities	11,511	13,131
Net carrying amount	22,845	27,785
Total financial assets at fair value through other comprehensive income	22,846	27,786
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 1 £m
Debt securities:
Total financial assets carried at fair value, excluding derivatives	11,605	15,474
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 1 £m | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Loans and advances to customers	0	0
Equity shares	235	235
Total financial assets at fair value through profit or loss	235	235
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 1 £m | Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss
Equity shares	0	0
Debt securities:
Government securities	10,839	14,599
Asset-backed securities	0	0
Corporate and other debt securities	531	640
Net carrying amount	11,370	15,239
Total financial assets at fair value through other comprehensive income	11,370	15,239
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 2 £m
Debt securities:
Total financial assets carried at fair value, excluding derivatives	12,265	13,655
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 2 £m | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Loans and advances to customers	841	1,164
Equity shares	0	0
Total financial assets at fair value through profit or loss	841	1,164
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 2 £m | Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss
Equity shares	0	0
Debt securities:
Government securities	357	0
Asset-backed securities	87	0
Corporate and other debt securities	10,980	12,491
Net carrying amount	11,424	12,491
Total financial assets at fair value through other comprehensive income	11,424	12,491
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 3 £m
Debt securities:
Total financial assets carried at fair value, excluding derivatives	347	455
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 3 £m | Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Loans and advances to customers	291	395
Equity shares	4	4
Total financial assets at fair value through profit or loss	295	399
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m | Level 3 £m | Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss
Equity shares	1	1
Debt securities:
Government securities	0	0
Asset-backed securities	51	55
Corporate and other debt securities	0	0
Net carrying amount	51	55
Total financial assets at fair value through other comprehensive income	£ 52	£ 56